Investment Strategy - Loomis Sayles Funds I - Classes Admin, Retail, Institutional, and N	Dec. 31, 2025
Loomis Sayles Income Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund will normally invest at least 55% of its net assets in investment-grade fixed-income securities. The Fund may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Ratings, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories). The Fund’s fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities that are attractively valued relative to the Loomis Sayles’ credit research team’s assessment of credit risk. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities (U.S. government securities, investment-grade corporate securities, securitized assets, high-yield corporate securities, emerging market securities, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non-U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg.
The fixed-income securities in which the Fund may invest include, among other instruments, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, real estate investment trusts (“REITs”), securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, structured notes, collateralized loan obligations, bank loans, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, foreign currency transactions (such as forward currency contracts) and swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Loomis Sayles Investment Grade Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities (“junk bonds”) and up to 10% of its assets in equity securities (including preferred stocks and common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service,
Inc., Fitch Ratings, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories). The Fund’s fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities that are attractively valued relative to the Loomis Sayles’ credit research team’s assessment of credit risk. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.
In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund’s overall strategy.
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non-U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may engage in futures transactions and swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).
The fixed-income securities in which the Fund may invest include, among other instruments, corporate securities, U.S. government securities, collateralized loan obligations, bank loans, zero-coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, real estate investment trusts (“REITs”), securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments and structured notes, among others.